Debt Securities at Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Debt Securities at Fair Value Through Profit Or Loss
5.	DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
The following table shows the Bank’s holdings of debt securities at fair value through profit or loss as of December 31, 2023 and 2022:

Name	Holdings
	12/31/2023		12/31/2022
	Fair value level	Book amounts	Book amounts
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
- Local
Government securities
Argentine government discount bonds in dual currency - Maturity: 08-30-2024	1	821,881,169
Argentine government discount bonds in dual currency - Maturity: 04-30-2024	1	322,820,204
Argentine government discount bonds in dual currency - Maturity: 02-28-2024	1	241,101,548	35,737,886
Argentine government Treasury bonds tied to the US dollar - Maturity: 04-30-2024	1	190,164,513	255,881
Argentine government discount bonds in dual currency - Maturity: 06-30-2024	1	102,371,616
Neuquén government Treasury bills S01 C01 - Maturity: 04-19-2026	2	9,168,242
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024	1	5,985,638
Autonomous City of Buenos Aires bonds 7.5% - Maturity: 06-01-2027	2	5,238,009	4,677,694
Argentine government US dollar step-up bonds - Maturity: 07-09-2030	1	2,381,340	1,448,053
Argentine government Treasury bonds in pesos adjusted by CER - Maturity: 11-09-2026	1	2,365,081	3,924,708
Other		10,165,716	591,822,080

Subtotal local government securities (1)		1,713,643,076	637,866,302

Name	Holdings
	12/31/2023		12/31/2022
	Fair value level	Book amounts	Book amounts
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (continued)
- Local
Private securities
Corporate bonds YPF SA C025 - Maturity: 02-13-2026	1	10,228,522
Corporate bonds Pampa Energía SA CL. I - Maturity: 01-24-2027	2	3,491,351	1,842,764
Corporate bonds Genneia SA C031 - Maturity: 09-02-2027	1	2,930,261	4,140,470
Corporate bonds Transportadora de Gas del Sur SA C002 - Maturity: 05-02-2025	1	1,983,861	2,204,865
Corporate bonds YPF SA C39 - Maturity: 07-28-2025	1	1,767,458
Corporate bonds Coemision Gemsa and CTR C021 - Maturity: 04-17-2025	1	1,740,002
Corporate bonds Telecom Argentina SA C005 - Maturity: 08-06-2025	1	1,517,696	215,036
Corporate bonds YPF SA C002 - Maturity: 07-25-2026	2	1,279,846
Corporate bonds Capex SA C005 - Maturity: 08-25-2028	1	1,169,504
Corporate bonds Telecom Argentina SA C001 - Maturity: 07-18-2026	1	1,065,260	861,210
Other		5,617,494	10,107,998

Subtotal local private securities (2)		32,791,255	19,372,343

- Foreign
Government securities
US Treasury bills - Maturity: 06-27-2024	1	3,153,777
US Treasury bills - Maturity: 10-31-2024	1	2,331,621
US Treasury bills - Maturity: 08-08-2024	1	194,108

Subtotal foreign government securities		5,679,506

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		1,752,113,837	657,238,645

(1)
In March and June 2023, the Bank entered into voluntary debt exchange under the terms of section 11, Presidential Decree No. 331/2022 issued by the Ministry of Economy. The securities involved in such exchange transactions were as follows:

•	Argentine government Treasury bills in pesos adjusted by CER – Maturity: 05-19-2023 (X19Y3) for a face value of 1,145,882,575.

•	Argentine government discount bonds in dual currency – Maturity: 07-21-2023 (TDL23) for a face value of 344,498,105.

•	Argentine government discount Treasury bills in pesos – Maturity: 05-31-2023 (S31Y3) for a face value of 295,000,000.

•	Argentine government discount Treasury bills in pesos – Maturity: 04-28-2023 (S28A3) for a face value of 210,000,000.

•	Argentine government discount Treasury bills in pesos – Maturity: 03-31-2023 (S31M3) for a face value of 200,000,000.

•	Argentine government Treasury bills in pesos adjusted by CER – Maturity: 06-16-2023 (X16J3) for a face value of 159,305,395.

•	Argentine government discount bonds in dual currency – Maturity: 09-29-2023 (TDS23) for a face value of 120,244,752.

•	Argentine government Treasury bonds tied to the US dollar - Maturity: 07-31-2023 (T2V3) for a face value of 3,000,000.
Additionally, with almost all the instruments received, the Bank acquired put options with the BCRA. These options give the Bank the opportunity to sell (put option) the underlying asset at a value determined by the applicable BCRA regulations. In this transaction, the options could be exercised up to one day before the maturity of the underlying instrument. Considering the terms and conditions of these put options established by the BCRA, they are considered “out of the money” with fair value amounted to zero. As of December 31, 2023, their notional value amounted to 723,905,521.
In January and February 2024 the following put options were exercised:

•	Argentine government discount bonds in dual currency - Maturity: 08-30-2024 (TDG24) for a face value of 1,033,387,454.

•	Argentine government discount bonds in dual currency - Maturity: 04-30-2024 (TDA24) for a face value of 416,431,788.

•	Argentine government Treasury bonds tied to the US dollar 0.40% - Maturity: 04-30-2024 (TV24) for a face value of 237,640,435.

•	Argentine government discount bonds in dual currency - Maturity: 06-30-2024 (TDJ24) for a face value of 113,500,000.

(2)
In July 2023, the Bank decided to enter into
an exchange
of the following instrument: Aeropuertos Argentina 2000 US dollars 4% class 3 - Maturity: 09-08-2023 (AER3D) for a total face value of 4,555,434.